UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05898

Morgan Stanley Prime Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	September 30, 2007

Date of reporting period:	June 30, 2007

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Prime Income Trust

Portfolio of Investments June 30, 2007 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	VARIABLE RATE SENIOR LOAN INTERESTS (a) (96.8)%
	Advertising/Marketing Services (0.5)%
$6,440	Affinion Group, Inc.	7.82 - 7.86%	10/17/12	$6,498,611

	Aerospace & Defense (2.8)%
2,872	Alion Science & Technology Corp.	7.82 - 7.86	08/02/09	2,892,108
1,990	Apptis (DE), Inc.	8.57 - 10.50	01/05/10	2,007,413
4,815	ARINC, Inc.	7.32	03/10/11	4,830,254
1,111	Avio Investments Spa (Italy)	7.70 - 8.13	12/13/15	1,124,921
125	DeCrane Aircraft Holdings, Inc.	8.10	02/21/13	125,692
3,518	DynCorp International, LLC	7.63	02/11/11	3,544,682
3,360	Hawker Beechcraft Acquisition Co., LLC	7.25 - 7.32	03/26/14	3,366,754
923	IAP Worldwide Services, Inc.	9.69	12/30/12	904,008
2,000	IAP Worldwide Services, Inc.	15.19	06/30/13	1,911,880
3,455	ILC Industries, Inc.	7.60	02/24/12	3,474,634
2,360	PGS Solutions, Inc.	7.61 - 7.62	02/14/13	2,382,075
2,226	Primus International, Inc.	7.82	06/07/12	2,236,928
839	SI International, Inc.	7.32 - 7.34	02/10/11	849,039
998	Tri-Star Electronics International, Inc.	8.36 - 8.40	02/02/13	1,002,487
1,963	Wesco Aircraft Hardware Corp.	7.61	09/29/13	1,976,841
1,000	Wesco Aircraft Hardware Corp.	11.11	03/28/14	1,017,920
1,375	Wyle Laboratories, Inc.	8.11 - 10.00	01/28/11	1,388,105
				35,035,741
	Airlines (0.6%)
4,472	United Airlines, Inc.	7.38	02/01/14	4,464,914
3,500	US Airways Group, Inc.	7.86	03/23/14	3,513,860
				7,978,774
	Apparel/Footwear (0.4%)
1,327	Gold Toe Investment Corp.	8.11	10/30/13	1,335,794
1,000	Gold Toe Investment Corp.	11.36	04/30/14	1,015,620
2,515	HBI Branded Apparel Limited, Inc.	9.11	03/05/14	2,541,758
1,000	Levi Strauss & Co.	7.57	03/27/14	986,040
				5,879,212
	Auto Parts: OEM (1.7%)
2,215	Accuride Corp.	7.38	01/31/12	2,231,472
1,985	Acument Global Technologies, Inc.	8.86	08/11/13	1,999,888
4,977	Dana Corp.	7.88	04/13/08	4,996,950
3,931	Federal-Mogul Corp. (Revolver) (f)	7.07	02/24/04	3,920,656
994	Lear Corp.	7.82 - 7.86	04/25/12	986,197
5,704	Navistar International Corp.	8.37 - 8.61	01/19/12	5,738,325
2,030	Polypore, Inc.	8.32	11/12/11	2,034,868
				21,908,356
	Automotive (0.8%)
9,950	Ford Motor Credit Co.	8.36	12/15/13	10,002,337

	Automotive Aftermarket (1.4%)
2,400	KAR Holdings, Inc.	7.61	10/20/13	2,404,800
7,030	Metokote Corp.	8.36	11/27/11	7,069,550
4,179	Oshkosh Truck Corp.	7.11	12/06/13	4,197,262
3,700	United Components, Inc.	7.61	06/30/12	3,714,101
				17,385,713
	Automotive Parts Retailer (0.2%)
2,488	CSK Auto, Inc.	8.35	12/31/12	2,521,719

	Beverages: Non-Alcoholic (0.2%)
1,250	Culligan International Co.	9.50	11/24/12	1,254,688
2,000	DSW Holdings, Inc.	9.35	03/07/12	2,000,000
				3,254,688

	Broadcast/Media (3.8%)
620	Barrington Broadcasting, LLC	7.59 - 7.61	08/11/13	623,414
163	CMP KC, LLC, (Cumulus) (Revolver)	9.38	05/03/10	149,853
4,893	CMP KC, LLC, (Cumulus)	9.38	05/03/11	4,917,907
7,534	CMP Susquehanna (Cumulus Media)	7.35 - 7.39	05/05/12	7,569,921
3,000	Discovery Communications Holdings, LLC	7.36	05/14/14	3,016,410
964	NextMedia Operating, Inc.	7.32	11/15/12	964,165
1,000	NextMedia Operating, Inc.	9.82	11/15/13	1,006,560
2,038	Regent Broadcasting, LLC	7.61	11/21/13	2,049,824
2,933	Spanish Broadcasting System, Inc.	7.11	06/10/12	2,936,166
24,641	Univision Communications, Inc.	7.61 - 7.82	09/29/14	24,370,888
				47,605,108
	Broadcasting (0.9%)
1,709	Cumulus Media, Inc.	7.07 - 7.11	06/11/14	1,713,642
1,325	Emmis Operating Co.	7.32 - 7.36	11/01/13	1,332,504
658	LBI Media, Inc.	6.82	03/31/12	652,988
2,918	Multicultural Radio Broadcating, Inc.	8.11 - 10.00	12/18/12	2,932,088
2,750	Multicultural Radio Broadcating, Inc.	11.11	06/18/13	2,756,875
2,494	NEP II, Inc.	7.61	02/16/14	2,505,442
				11,893,539
	Building Products (0.8%)
2,709	Axia, Inc.	8.57	12/21/12	2,559,769
2,559	Beacon Sales Acquisition, Inc.	7.35	09/30/13	2,564,968
1,975	Formica Corp.	8.36	03/15/13	1,975,612
1,893	Interline Brands, Inc.	7.07	06/23/13	1,896,602
978	Universal Building Products, Inc.	8.60 - 8.61	04/28/12	971,544
				9,968,495
	Cable/Satellite TV (3.1%)
3,125	Charter Communications Operating, LLC	7.86	09/06/14	3,122,812
22,895	Charter Communications Operating, LLC	7.32	03/06/14	22,723,026
6,398	CSC Holdings, Inc.	7.07	03/29/13	6,402,572
1,478	Knology, Inc.	7.59	08/30/12	1,485,052
593	MCC Iowa (Mediacom), LLC	6.82 - 6.86	03/31/10	583,239
1,970	MCC Iowa (Mediacom), LLC	7.07 - 7.11	02/01/14	1,968,603
995	MCC Iowa (Mediacom), LLC	7.07	01/31/15	994,244
1,333	RCN Corporation	7.69	05/25/14	1,333,747
				38,613,295
	Casino/Gaming (4.3%)
1,974	Bally Technologies, Inc.	8.61	09/04/09	1,991,123
2,617	BLB Worldwide Holdings, Inc.	7.82 - 7.88	08/23/11	2,623,680
2,333	BLB Worldwide Holdings, Inc.	9.63	07/18/12	2,346,447
3,691	Cannery Casino Resorts, LLC	7.61	05/18/13	3,674,957
1,935	CCM Merger Corp.	7.36	09/30/12	1,947,615
394	Greektown Casino, LLC	7.85 - 7.86	12/03/12	396,420
1,373	Green Valley Ranch Gaming, LLC	7.36	02/16/14	1,380,288
3,064	Herbst Gaming, Inc.	7.24	12/02/11	3,074,742
6,000	Las Vegas Sands, LLC / Venetian Casino Resort, LLC	7.11	05/23/14	5,994,660
8,000	MGM Mirage, Inc.	6.51 - 6.56	10/03/11	7,928,160
2,494	Seminole Tribe of Florida	6.88	03/05/14	2,494,701
4,389	Venetian Macau, Ltd.	7.61 - 8.10	05/26/12	4,412,896
6,711	Venetian Macau, Ltd.	7.61	05/25/13	6,772,115
2,659	Wimar OpCo, LLC	7.61	01/03/12	2,681,981
6,351	Yonkers Racing Corp.	8.88	08/12/11	6,398,552
				54,118,337
	Cellular Telephone (0.2%)
2,638	American Celluar Corp.	7.32	03/15/14	2,639,496
190	Crown Castle Operating Co.	6.82 - 6.90	03/06/14	190,684
				2,830,180
	Chemicals: Major Diversified (2.8%)
2,120	Arizona Chemical Co.	7.36	02/28/13	2,124,987
1,250	Crystal Inorganic Chemicals US, Inc.	7.57	05/15/14	1,257,025
2,698	Ferro Corp.	7.32 - 7.36	06/06/12	2,698,390
1,434	Georgia Gulf Corp.	7.82	10/03/13	1,445,816
6,954	Hexion Specialty Chemicals, Inc.	7.63	05/05/13	6,983,486
4,308	Ineos Holdings, Ltd. (United Kingdom)	7.58	12/23/13	4,342,465
4,308	Ineos Holdings, Ltd. (United Kingdom)	8.08	12/23/14	4,342,465
4,500	Invista B.V. (Canada)	6.85	04/29/11	4,510,884
1,862	Lucite International US FINCO LLC (United Kingdom)	7.61	07/07/13	1,874,806
3,000	Wellman, Inc.	9.36	02/10/09	3,028,740
2,500	Wellman, Inc.	12.11	02/10/10	2,316,075
				34,925,139

	Chemicals: Specialty (3.0%)
2,500	Brenntag Holding GmbH & Co. KG (Germany)	7.89	01/17/14	2,513,066
500	Brenntag Holding GmbH & Co. KG (Germany)	11.89	07/17/15	511,015
2,586	Celanese Holding, LLC	7.10	04/02/14	2,594,276
1,000	Cognis GmbH and Macany SARL	7.36	09/15/13	1,004,620
2,587	FiberVision Delaware Corporation	8.86	03/31/13	2,496,428
605	Foamex, L.P.	7.57 - 7.61	02/12/13	604,146
10,011	Huntsman International, LLC	7.07	08/18/12	10,024,769
172	JohnsonDiversey, Inc.	7.86	11/03/09	173,008
131	JohnsonDiversey, Inc.	7.86	12/16/10	132,520
5,898	Kraton Polymers, LLC	7.38	12/23/10	5,937,211
1,624	MacDermid, Inc.	7.36	04/12/14	1,627,556
892	Nusdil Technology, LLC	8.07	10/24/13	898,690
3,385	OMNOVA Solutions, Inc.	7.82 - 7.88	05/22/14	3,397,308
1,466	PQ Corp.	7.32	02/11/12	1,469,916
1,910	Rockwood Specialties Group, Inc.	7.11	07/30/12	1,921,554
2,223	Valley National Gases, Inc.	7.61	02/28/14	2,240,776
				37,546,859
	Computer Communications (0.4%)
1,910	GXS Worldwide, Inc.	10.32 - 10.36	07/29/11	1,938,650
2,353	Vertafore, Inc.	7.86	01/31/12	2,358,824
571	Vertafore, Inc.	11.11	01/31/13	576,966
				4,874,440
	Computer Software & Services (2.1%)
3,653	Dealer Computer Services, Inc.	7.36	10/26/12	3,675,782
1,500	Dealer Computer Services, Inc.	10.86	10/26/13	1,537,500
2,127	Infor Enterprise Solutions Holdings, Inc.	9.11	07/28/12	2,142,737
2,375	Kronos, Inc.	7.61	06/11/14	2,374,501
1,400	Kronos, Inc.	11.11	06/11/15	1,399,706
1,750	Network Solutions, LLC	7.86 - 9.75	03/07/14	1,758,750
2,461	Open Solutions, Inc.	7.49	01/23/14	2,455,816
990	Stratus Technologies, Inc.	9.11	03/29/11	980,407
9,799	SunGard Data Systems, Inc.	7.36	02/11/13	9,852,193
588	SunGard Data Systems, Inc.	7.36	02/28/14	590,899
				26,768,291
	Construction Materials (0.7%)
176	Builders Firstsource, Inc.	7.86	08/11/11	175,983
1,985	Building Materials Holding Corp	7.86	11/10/13	1,980,037
2,809	Building Materials Holding Corp.	8.19	03/15/14	2,776,784
1,400	Building Materials Holding Corp.	11.13	09/15/14	1,383,732
788	Contech Construction Products, Inc.	7.32 - 7.34	01/31/13	791,898
1,945	Nortek, Inc.	7.61	08/27/11	1,943,541
				9,051,975
	Consumer Sundries (3.6%)
6,222	Aearo Technologies, Inc.	10.86	09/24/13	6,307,780
919	American Safety Razor Co.	7.83 - 7.86	07/31/13	922,799
1,500	American Safety Razor Co.	11.63	01/30/14	1,515,000
1,429	Amscan Holdings, Inc.	7.63	05/25/13	1,431,843
4,188	Bare Escentuals Beauty, Inc.	7.57	02/18/12	4,214,245
2,799	Burt’s Bees, Inc.	7.83 - 7.88	03/29/11	2,822,119
378	Chattem, Inc.	7.11	01/02/13	380,292
3,125	Huish Detergents, Inc.	7.32	04/26/14	3,121,094
1,000	Huish Detergents, Inc.	9.57	10/24/14	992,500
2,000	KIK Custom Products, Inc.	7.57	05/31/14	1,993,760
800	KIK Custom Products, Inc.	10.36	11/30/14	797,504
2,912	Marietta Intermediate Holding Corp. (d)	8.57 - 9.32	12/17/10	2,817,194
3,639	Natural Products Group, LLC	7.57 - 7.61	03/08/14	3,482,885
459	Philosophy, Inc.	7.36	03/06/14	456,615
2,724	Prestige Brands, Inc.	7.63 - 9.50	04/06/11	2,738,277
2,353	Spectrum Brands, Inc.	9.32 - 9.36	03/30/13	2,370,589
1,958	UCG Paper Crafts, Inc.	8.57	02/17/13	1,958,067
439	Vi-Jon, Inc.	7.57 - 7.61	04/24/14	440,199
2,970	World Kitchen, Inc.	8.10 - 9.50	03/31/12	2,977,425
3,741	Yankee Candle Co., Inc.	7.36	02/06/14	3,757,383
				45,497,570

	Consumer/Business Services (1.8%)
1,658	AlixPartners, LLC	7.61	10/12/13	1,669,743
3,493	Aramark Corp.	7.35 - 7.36	01/26/14	3,499,720
1,500	Audio Visual Services Corp.	7.61	02/28/14	1,506,570
3,779	Buhrmann US, Inc. (Netherlands)	7.11	12/23/10	3,781,410
1,990	Buhrmann US, Inc. (Netherlands)	7.11	12/31/10	1,992,487
774	Cellnet Group, Inc.	7.36	07/11/11	775,739
143	Cellnet Group, Inc.	9.62	10/22/11	143,184
596	Coinmach Corp.	7.88	12/19/12	599,445
492	Euronet Worldwide, Inc.	7.32 - 7.36	04/14/14	494,867
606	Itron, Inc.	7.36	04/18/14	609,752
1,203	RGIS Services, LLC	7.86	04/30/14	1,207,266
2,614	Sabre Holdings Corp.	7.61	03/30/13	2,594,642
1,093	Valassis Communications, Inc.	7.11	03/02/14	1,090,034
4,972	VNU, Inc.	7.61	08/09/13	5,008,221
				24,973,080
	Containers/Packaging (3.4%)
1,805	Altivity Packaging, LLC	7.57 - 7.61	06/30/13	1,812,197
4,988	Berry Plastics Group Corp.	7.36	04/03/15	4,965,006
178	Captive Plastics, Inc.	8.11	08/18/11	178,964
2,069	Consolidated Container Co., LLC	7.61	03/28/14	2,070,172
2,000	Consolidated Container Co., LLC	10.86	09/28/14	1,975,840
660	Crown Americas, Inc.	7.11	11/15/12	660,739
7,455	Graham Packaging Co.	7.63	10/07/11	7,491,499
10,791	Graphic Packaging International Corp.	7.32 - 9.25	05/16/14	10,838,710
3,189	Kranson Industries, Inc.	7.61 - 9.50	07/13/13	3,204,758
1,015	Nexpak Corp. (Revolver) (b) (c) (d)	11.02 - 11.08	03/31/09	942,530
4,196	Nexpak Corp. (b) (c) (d)	11.02 - 13.02	03/31/09	1,501,566
2,985	Packaging Dynamics Operating Co.	7.36	06/09/13	2,981,193
1,681	Ranpak Corp.	7.82	12/14/11	1,685,640
1,078	Smurfit-Stone Container Enterprises, Inc.	7.38	11/01/11	1,084,123
1,364	Tegrant Holding Corp.	7.61	03/08/14	1,370,455
800	Tegrant Holding Corp.	10.86	03/08/15	804,000
				43,567,392
	Containers - Metals & Glass (0.1%)
1,252	Anchor Glass Container Corp.	7.61	05/03/13	1,248,901

	Diversified Manufacturing (1.3%)
545	Arnold Magnetic Technologies Corp.	9.11 - 10.50	03/06/11	541,927
1,006	Arnold Magnetic Technologies Corp.	9.36 - 11.50	03/06/12	1,002,493
2,000	Babcock & Wilcox Co.	8.00	02/22/12	2,015,000
3,150	Jason, Inc.	7.82	04/30/10	3,161,813
3,332	Mueller Water Products, Inc.	7.07 - 7.11	05/24/14	3,342,801
1,942	MW Industries, Inc.	8.36	11/01/13	1,951,962
1,824	Wire Rope Corporation of America, Inc.	7.59 - 7.61	02/08/14	1,841,109
1,888	X-Rite, Inc.	7.61 - 9.50	06/30/12	1,892,741
500	X-Rite, Inc.	10.36	06/30/13	505,000
				16,254,846
	Education (0.6%)
2,649	Educate, Inc.	7.57	06/14/13	2,655,270
429	Educate, Inc.	10.57	06/14/14	431,786
4,511	Education Management, LLC	7.13	06/01/13	4,499,138
				7,586,194
	Electric Utilities(0.4%)
2,988	Boston Generating, LLC	7.48 - 7.61	12/20/13	3,004,088
2,000	Primary Energy Holdings, LLC	8.11	08/24/09	2,000,840
				5,004,928
	Electronic Components (0.1%)
750	Deutsche Connector Group (France)	7.89	06/22/14	756,442
750	Deutsche Connector Group (France)	8.14	06/22/15	760,388
				1,516,830
	Electronic Production Equipment (0.1%)
1,304	Edwards, Ltd. (Cayman Islands)	7.36	05/31/14	1,308,417
545	Edwards, Ltd. (Cayman Islands)	11.11	11/30/14	548,864
				1,857,281
	Electronics (0.2%)
2,333	Verint Systems, Inc.	8.09	05/25/14	2,340,870

	Engineering and Construction (0.2%)
2,000	Willbros USA, Inc.	10.27	10/27/09	2,010,000

	Entertainment & Leisure (2.3%)
2,469	24 Hour Fitness, Inc.	7.85 - 7.88	06/08/12	2,487,784
1,955	Alliance Atlantis Communications, Inc. (Canada)	6.85	12/20/11	1,954,687
4,557	Bombardier Recreational Products Inc. (Canada)	7.86	06/28/13	4,569,767
4,242	Cedar Fair, L.P.	7.32	08/30/12	4,264,563
2,481	Cinemark USA, Inc.	7.04 - 7.15	10/05/13	2,486,361
905	Gibson Guitar Corp.	7.86	12/29/13	913,591
2,966	Mets Limited Partnership	7.32	07/25/10	2,973,129
3,000	Southwest Sports Group, LLC	7.88	12/22/10	3,000,930
3,455	Sunshine Acquisition, Ltd.	7.34	03/20/12	3,466,885
2,776	Universal City Development Partners, Ltd.	7.36	06/09/11	2,798,908
				28,916,605
	Environmental Services (0.8%)
1,373	Allied Waste North America, Inc.	7.06 - 7.15	01/15/12	1,378,837
3,000	Environmental Systems Products Holdings, Inc. (c)	17.25	12/12/10	1,811,250
5,531	Waste Services, Inc.	7.82	03/31/11	5,567,990
885	Wastequip, Inc.	7.61	02/05/13	891,889
				9,649,966
	Finance (0.1%)
1,350	Riskmetrics Group Holdings, LLC	7.61 - 10.86	01/11/14	1,358,073

	Finance - Commercial (0.8%)
4,077	Concord Re Limited	9.61	02/29/12	4,092,212
1,861	First American Payment Systems, L.P.	8.63	10/06/13	1,870,242
3,639	LPL Holdings, Inc.	7.35	06/28/13	3,647,881
				9,610,335
	Finance - Corporate (0.2%)
2,394	Grosvenor Capital Management Holdings, L.P.	7.57 - 7.61	12/05/13	2,420,932

	Finance/Rental/Leasing (0.4%)
2,362	Hertz Corp.	7.09 - 7.11	12/21/12	2,374,966
2,834	Rent-A-Center, Inc.	7.11	06/12/12	2,844,142
				5,219,108
	Financial Publishing (1.1%)
6,828	Merrill Communications, LLC	9.25	12/22/12	6,858,644
2,000	Merrill Communications, LLC	13.75	11/15/13	2,015,000
2,901	National Processing Group, Inc.	8.35 - 10.25	09/29/12	2,911,469
1,000	National Processing Group, Inc.	11.85	09/29/14	1,004,380
1,080	Verifone Intermediate Holdings, Inc.	7.11	10/31/13	1,084,943
				13,874,436
	Financial Services (1.0%)
2,309	Crawford & Co.	7.85	10/30/13	2,317,587
2,481	Dollar Financial Corp.	8.11	10/30/12	2,495,207
3,758	iPayment, Inc.	7.32 - 7.35	05/10/13	3,729,623
590	Munder Capital Management	7.32 - 7.36	12/29/12	592,985
3,033	The Nasdaq Stock Market, Inc.	7.07	04/18/12	3,042,389
				12,177,791
	Food Distributors (1.3%)
4,963	Acosta Sales Co., Inc.	7.57	07/28/13	4,992,722
2,318	Coleman Natural Foods, LLC	9.86	08/22/12	2,308,037
1,004	Coleman Natural Foods, LLC (d)	13.86	08/22/13	943,947
4,963	DCI Cheese Company, Inc.	8.61	08/07/13	4,968,703
1,667	FSB Holdings, Inc.	7.88	09/29/13	1,675,517
1,000	FSB Holdings, Inc.	11.13	03/29/14	1,012,500
				15,901,426
	Food Retail (0.8%)
5,961	Michelina’s, Inc.	8.38	04/02/11	6,031,864
4,256	Roundy’s Supermarkets, Inc.	8.07 - 8.11	11/03/11	4,292,687
				10,324,551
	Food: Major Diversified (0.8%)
1,077	B&G Foods, Inc.	7.36	02/23/13	1,084,012
280	Dole Food Co., Inc.	7.36	04/12/13	279,562
6,288	Dole Food Co., Inc.	7.44 - 9.25	04/13/13	6,270,495
2,862	Michael Foods, Inc.	7.36	11/21/10	2,878,343
				10,512,412

	Foods & Beverages (2.9%)
2,894	Advantage Sales & Marketing, Inc.	7.36	03/29/13	2,893,505
4,330	Birds Eye Foods, Inc.	7.11	03/22/13	4,333,973
1,452	Bolthouse Farms, Inc.	7.63	12/16/12	1,459,467
1,995	Dean Foods Co.	6.86	04/02/14	1,994,880
5,970	DS Waters of America, Inc.	7.61	10/25/12	5,970,000
987	Farley’s & Sathers Candy Co.	8.10 - 10.00	06/15/10	989,969
1,850	Interstate Brands Corp. (Interstate Bakeries)	9.60 - 9.61	07/18/07	1,836,460
823	Interstate Brands Corp. (Interstate Bakeries)	9.35 - 9.39	07/19/07	817,058
909	National Dairy Holding, L.P.	7.32	03/15/12	911,201
3,791	PBM Products, LLC	7.82	09/29/12	3,810,246
4,643	Pierre Foods, Inc.	7.57	06/30/10	4,663,066
5,556	Pinnacle Foods Holding Corp.	8.11	04/02/14	5,581,000
1,995	Smart Balance, Inc.	8.61	05/18/14	1,999,988
				37,260,813
	Health Care Diversified (0.2%)
2,385	Sun Healthcare Group, Inc.	7.26 - 7.36	04/12/14	2,392,022

	Healthcare (4.2%)
5,523	American Medical Systems, Inc.	7.63 - 7.69	07/20/12	5,529,604
4,850	Capella Healthcare, Inc.	8.35	11/30/12	4,898,964
1,500	Capella Healthcare, Inc.	11.35	11/30/13	1,515,000
878	Genoa Healthcare Group, LLC	8.35 - 10.25	08/10/12	880,453
8,908	HCA, Inc.	7.35	11/17/12	8,933,788
9,068	HCA, Inc.	7.60	11/17/13	9,118,692
6,472	Health Management Associates, Inc.	7.11	02/28/14	6,485,937
2,063	HealthCare Partners	7.13	10/31/13	2,064,771
1,719	Healthsouth Corp.	7.85 - 7.86	03/10/13	1,728,403
828	Iasis Healthcare, LLC	7.32 - 7.36	03/15/14	829,101
1,872	Ikaria Holdings, Inc.	7.86	03/28/13	1,884,043
3,857	Multiplan, Inc.	7.82	04/12/13	3,883,979
2,716	United Surgical Partners International, Inc.	7.37 - 9.25	04/19/14	2,723,510
2,118	VWR International, Inc.	7.61	04/07/11	2,126,421
				52,602,666
	Home Building (0.7%)
1,370	NLV Holdings, LLC	8.07	05/09/11	1,376,554
4,030	Rhodes Ranch General Partnership	8.86	11/21/10	4,023,924
1,489	Shea Capital, LLC	7.36	10/27/11	1,464,558
1,333	Standard Pacific Corp.	6.86	05/06/13	1,320,413
1,082	Yellowstone Development, LLC	7.70	12/30/10	1,082,575
				9,268,024
	Home Furnishings (0.9%)
2,985	Brown Jordan International, Inc.	9.36 - 11.25	04/30/12	3,007,388
2,316	Generation Brands	7.82	12/20/12	2,317,384
2,000	Generation Brands	11.63	06/20/13	2,005,000
471	Hunter Fan Co.	12.11	10/16/14	472,941
444	Mattress Holdco, Inc.	7.61 - 7.64	01/18/14	444,720
303	National Bedding Co.	7.35 - 9.25	08/31/11	303,274
2,500	National Bedding Co.	10.36	08/31/12	2,529,700
				11,080,407
	Hotels/Resorts (0.2%)
1,640	Kuilima Resort Company (c)	12.00	09/30/10	1,632,510
1,000	Kuilima Resort Company (c)	15.75	09/30/11	979,380
				2,611,890
	Industrial Machinery (0.3%)
448	Gleason, Inc.	7.63	06/30/13	451,288
1,469	Goodman Global Holdings, Inc.	7.13	12/23/11	1,471,332
2,243	Sensus Metering Systems, Inc.	7.36 - 7.39	12/17/10	2,254,696
211	Sensus Metering Systems, Inc. (Luxembourg)	7.36 - 7.39	12/17/10	212,033
				4,389,349
	Industrial Specialties (0.6%)
5,943	Panolam Industrial International, Inc. (Canada)	8.11	09/30/12	5,961,934
1,975	Unifrax Corp.	7.63	05/02/13	1,983,650
				7,945,584
	Insurance (0.2%)
400	Audatex North America, Inc.	7.38	05/16/14	402,248
665	HMSC Holdings Corp.	7.61	04/03/14	668,325
444	HMSC Holdings Corp.	10.86	10/03/14	450,000
944	U.S.I. Holding Corp.	8.11	05/04/14	952,312
				2,472,885

	Life/Health Insurance (1.3%)
1,787	Applied Systems, Inc.	7.85 - 7.86	09/26/13	1,796,540
2,723	ARG Holdings, Inc.	8.38	11/30/11	2,738,276
3,000	ARG Holdings, Inc.	12.63	11/30/12	3,045,000
138	CCC Information Services, Inc.	7.86	08/20/10	138,552
2,627	CCC Information Services, Inc.	7.86	02/10/13	2,642,024
6,226	Conseco, Inc.	7.32	10/10/13	6,245,082
				16,605,474
	Medical Specialties (0.5%)
985	Accellent, Inc.	7.86	11/22/12	985,207
748	Advanced Medical Optics, Inc.	7.09 - 7.10	04/02/14	745,790
3,832	AGA Medical Corp.	7.34	04/28/13	3,833,398
1,136	CONMED Corp.	7.07 - 9.00	04/12/13	1,136,445
				6,700,840
	Medical/Nursing Services (0.7%)
5,493	Davita, Inc.	6.85 - 6.88	10/05/12	5,507,194
1,370	Golden Living, LLC	8.07	03/14/11	1,379,807
495	National Renal Institutes, Inc.	7.63	03/31/13	495,306
1,067	Select Medical Corp. (Revolver)	7.32	02/24/11	1,034,667
				8,416,974
	Miscellaneous (0.2%)
2,862	Open Text Corp.	7.82	10/02/13	2,883,245

	Miscellaneous Commercial Services (0.6%)
213	Atlantic Marine Holding Company	7.38	08/02/13	214,275
249	Atlantic Marine Holding Company	7.38	03/22/14	250,241
2,407	Contec, LLC	8.63	06/15/12	2,413,194
2,171	NCO Financial Systems, Inc.	8.36	05/15/13	2,178,377
3,213	Outsourcing Solutions, Inc.	10.82	09/30/10	3,237,000
				8,293,087
	Miscellaneous Manufacturing (0.3%)
986	FR X Ohmstede Acquisitions Co.	7.88	08/09/13	994,131
2,406	Xerium Technologies, Inc.	8.11	05/18/12	2,406,366
				3,400,497
	Movies/Entertainment (2.5%)
6,714	AMC Entertainment, Inc.	7.07	01/26/13	6,739,297
17,597	Metro-Goldwyn Mayer Studios, Inc.	8.61	04/08/12	17,659,994
2,554	Panavision, Inc.	8.32 - 8.36	03/31/11	2,571,638
4,422	Regal Cinemas Corp.	6.86	11/10/10	4,434,519
				31,405,448

	Multi-Sector Companies (0.0%)
351	MAFCO Finance Corp.	7.32 - 7.36	12/08/11	351,890

	Oil & Gas Pipelines (0.7%)
2,893	El Paso Corp.	7.32	08/01/11	2,904,068
1,970	Key Energy Group, Inc.	7.82 - 7.86	06/30/12	1,980,460
354	Semcrude, L.P.	7.61	03/16/11	355,947
3,236	Targa Resources, Inc.	7.36	10/31/12	3,255,078
				8,495,553
	Oil & Gas Production (0.3%)
1,200	CDX Funding, LLC	11.57	03/31/13	1,232,256
2,688	Hudson Products Holdings, Inc.	7.86 - 9.75	12/05/13	2,708,412
				3,940,668
	Oil Refining/Marketing (0.5%)
6,122	Western Refining, Inc.	7.07	05/30/14	6,130,102

	Oilfield Services/Equipment (0.2%)
267	Chart Industries, Inc.	7.38	10/17/12	267,333
2,000	Dresser, Inc.	7.86	05/04/14	2,011,040
				2,278,373
	Paper and Forest Products (0.5%)
1,987	Tidi Products, LLC	8.63 - 10.50	12/31/11	1,976,674
4,000	White Birch Paper Co. (Canada)	8.12	05/08/14	3,987,520
				5,964,194
	Pharmaceuticals: Major (0.1%)
1,187	Warner Chilcott Holdings Company III, Ltd.	7.36	01/18/12	1,192,692

	Pharmaceuticals: Other (0.1%)
1,650	Bradley Pharmaceuticals, Inc.	11.25	11/14/10	1,656,188

	Printing/Publishing (5.7%)
1,439	ACS Media, LLC	7.84 - 7.86	12/21/13	1,445,750
2,453	ALM Media, Inc.	7.85	03/05/10	2,458,990
878	Ascend Media Holdings, LLC	8.85 - 8.86	01/31/12	834,369
744	Black Press Group, Ltd.	7.36	08/02/13	748,559
4,845	Canon Communications, LLC	8.32	05/31/11	4,881,080
1,807	Caribe Information Investment, Inc.	7.61	03/31/13	1,811,777
1,391	CBD Media, LLC	7.82	12/31/09	1,398,487
1,903	Dex Media West, LLC	6.86	03/09/10	1,904,072
3,131	Endurance Business Media, Inc.	8.07	07/26/13	3,164,804
1,714	Endurance Business Media, Inc.	12.57	01/26/14	1,757,143
2,400	Gatehouse Media, Inc.	7.35 - 7.36	08/28/14	2,386,200
9,851	Idearc, Inc.	7.36	11/17/14	9,901,427
995	Intermedia Outdoor, Inc.	8.36	01/31/13	999,975
1,867	Knowledgepoint 360 Group, LLC	8.57	04/26/14	1,871,333
5,539	MC Communications, LLC	7.82 - 7.89	12/31/10	5,559,734
1,489	Medimedia USA, Inc.	7.52 - 7.63	10/05/13	1,495,271
1,754	Questex Media Group, Inc.	8.36	05/04/14	1,758,552
10,753	Riverdeep Interactive Learning USA, Inc.	8.11	12/20/13	10,790,263
496	Thomas Nelson, Inc.	7.54 - 7.61	06/12/12	498,111
12,500	Tribune Company	8.38	05/17/14	12,574,250
4,000	Yell Group PLC (United Kingdom)	7.32	10/27/12	4,027,880
				72,268,027
	Property/Casualty Insurance (0.2%)
2,015	Sedgwick CMS Holdings, Inc.	7.61	01/31/13	2,021,411

	Publishing: Books/Magazines (4.0%)
1,412	Advanstar Communications, Inc.	7.61	05/31/14	1,409,111
7,960	American Media Operations, Inc.	8.59	01/13/13	8,023,043
4,875	Cygnus Business Media, Inc.	8.86 - 11.25	07/13/09	4,887,187
4,309	F&W Publications, Inc.	7.61	08/05/12	4,343,421
1,998	F&W Publications, Inc.	7.60 - 9.5	02/05/13	2,018,324
2,962	Haights Cross Operating Co.	8.86 - 11.36	08/20/08	2,974,151
3,866	Hanley Wood, LLC	7.57 - 7.61	08/01/12	3,812,211
1,403	Network Communications, Inc.	7.88 - 7.90	11/30/12	1,409,840
1,867	Penton Media, Inc.	7.60 - 7.61	02/01/13	1,873,667
1,706	Penton Media, Inc.	10.36	02/01/14	1,722,941
4,925	Primedia, Inc.	7.57	09/30/13	4,918,844
8,876	R.H. Donnelley, Inc.	6.86	06/30/11	8,881,149
2,686	Readers Digest Association, Inc.	7.33 - 7.39	03/02/14	2,687,457
863	Source Media, Inc.	7.61	11/08/11	871,838
				49,833,184
	Pulp & Paper (1.0%)
12,012	Georgia Pacific Corp.	7.10 - 7.11	12/20/12	12,043,545

	Real Estate - Industrial/Office (0.4%)
2,500	BioMed Realty Trust, Inc.	7.57	05/30/10	2,509,375
2,000	LNR Property Corp.	8.11	07/12/11	2,004,280
				4,513,655
	Real Estate Development (2.6%)
2,000	California Coastal Communities, Inc.	8.07	09/15/11	2,002,500
3,000	Capital Automotive, L.P.	7.07	12/16/10	3,017,400
2,667	Edge-Star Partners, LLC	9.36	11/18/07	2,671,680
4,469	Ginn-LA CS Borrower, LLC	8.85 - 8.86	06/08/11	4,327,158
2,000	Ginn-LA CS Borrower, LLC	12.86	06/08/12	1,662,000
3,420	Landsource Communities Development, LLC	8.11 - 10.00	02/27/13	3,429,336
2,493	London Arena & Waterfront Finance, LLC (United Kingdom)	7.86	03/08/12	2,515,255
725	Re/Max International, Inc.	9.00	12/15/07	727,719
3,000	Realogy Corp.	8.32 - 8.35	10/10/13	2,974,590
1,620	South Edge, LLC	7.13	10/31/08	1,611,838
2,978	Tamarack Resort, LLC	8.60 - 10.50	05/19/11	2,977,500
5,000	WCI Communications, Inc.	7.82	12/23/10	4,970,000
				32,886,976
	Recreational Products (0.4%)
247	Easton-Bell Sports, Inc.	7.11	03/16/12	246,991
1,965	Mega Brands, Inc. (Canada)	7.13	07/27/10	1,959,477
667	Playcore Holdings, Inc.	8.11 - 9.75	02/21/14	670,011
1,689	True Temper Sports, Inc.	8.54 - 8.62	03/15/11	1,693,324
				4,569,803

	Restaurants (0.7%)
3,593	Arby’s Restaurant Group, Inc.	7.61	07/25/12	3,622,395
244	CBRL Group, Inc.	6.84	04/27/13	244,646
771	Denny’s, Inc.	7.32 - 7.40	03/31/12	773,694
488	El Pollo Loco, Inc.	7.86	11/18/11	489,626
2,582	NPC International, Inc.	7.07 - 7.11	05/03/13	2,587,963
823	Sagittarius Restaurants, LLC	7.61	03/29/13	826,776
				8,545,100
	Retail - Specialty (1.8%)
7,467	General Nutrition Centers, Inc.	7.60	09/16/13	7,427,019
6,212	Michael Stores, Inc.	7.63	10/31/13	6,161,244
3,528	Nebraska Book Co.	7.83 - 7.88	03/04/11	3,545,325
4,197	Neiman Marcus Group, Inc.	7.32 - 7.36	04/08/13	4,216,819
1,490	Sally Holdings, Inc.	7.82 - 7.86	11/16/13	1,498,588
228	Savers, Inc. (Canada)	8.09 - 8.11	08/11/12	229,557
258	Savers, Inc.	8.11	08/11/12	260,786
				23,339,338
	Semiconductors (0.2%)
2,164	On Semiconductor Corp.	7.11	09/03/13	2,166,564

	Services to the Health Industry (1.1%)
2,454	CDI Acquisition Sub, Inc.	8.86	12/31/10	2,444,396
1,950	Emdeon Business Services, LLC	7.61	11/16/13	1,963,683
1,248	FHC Health Systems, Inc.	12.07 - 14.07	12/18/09	1,283,108
2,000	FHC Health Systems, Inc.	15.11	02/09/11	2,050,000
3,043	Harlan Sprague Dawley, Inc.	9.75	12/19/11	3,052,306
267	OmniFlight Helicopters, Inc.	8.57 - 10.25	09/30/11	268,045
432	OmniFlight Helicopters, Inc.	9.07 - 10.75	09/30/12	432,804
2,488	Sterigenics International, Inc.	7.61 - 9.50	11/21/13	2,499,937
				13,994,279
	Specialty Insurance (0.0%)
333	Mitchell International, Inc.	7.38	03/28/14	333,540
125	Mitchell International, Inc.	10.63	03/28/15	126,302
				459,842
	Specialty Telecommunications (0.4%)
1,200	Intelsat, Ltd. (Bermuda)	7.86	02/01/14	1,202,736
3,500	Level 3 Communications, Inc.	7.61	03/13/14	3,506,790
				4,709,526
	Steel (0.8%)
9,819	Freeport-McMoran Copper & Gold, Inc.	7.07	03/19/14	9,835,721
850	Standard Steel, LLC	7.82 - 7.86	06/30/12	856,374
				10,692,095
	Telecommunications (1.4%)
995	CavTel Holdings, LLC	10.11	12/31/12	1,008,990
6,000	FairPoint Communications, Inc.	7.13	02/08/12	6,010,320
223	Global Tel*Link Corp.	8.86	02/14/13	225,186
2,000	Hawaiian Telecom Communications, Inc.	7.57	06/01/14	1,997,820
4,113	KMC Telecom, Inc. (b) (c) (g)	10.87	06/30/10	32,491
2,667	NuVox Transition Subsidiary, LLC	8.59 - 8.66	05/31/14	2,680,000
1,511	Paetec Holding Corp.	8.82	02/28/13	1,520,250
2,601	Sorenson Communications, Inc.	7.86	04/24/14	2,601,260
1,560	Time Warner Telecom, Inc.	7.36	01/07/13	1,563,584
				17,639,901
	Textiles (0.6%)
3,612	Polymer Group, Inc.	7.61	11/22/12	3,622,935
1,991	St. John Knits International, Inc.	8.36	03/21/12	2,008,836
2,000	Varsity Brands, Inc.	8.13 - 9.75	02/22/14	2,007,500
				7,639,271
	Tobacco (0.0%)
414	Alliance One International, Inc.	7.57	03/30/11	417,414

	Transportation (1.6%)
554	Coach America Holdings, Inc.	8.11 - 10.00	04/20/14	555,920
735	Helm Holding Corp.	7.57 - 7.61	07/08/11	737,239
1,542	Horizon Lines, LLC	7.57	07/07/11	1,552,164
2,542	JHCI Acquisition, Inc. (Jacobson Companies)	7.82	06/19/14	2,550,305
2,218	Kenan Advantage Group, Inc.	8.11	12/16/11	2,229,965
5,204	Quality Distribution, Inc.	8.32	11/13/09	5,216,714
5,000	Rail America, Inc. (RR Acquistion)	7.61	08/14/08	5,015,600
				17,857,907

	Utilities (2.0%)
667	Astoria Generating Co.	9.11	08/23/12	674,973
1,995	Calpine Corp.	7.61	03/29/09	1,999,788
679	Covanta Energy Corp.	6.84 - 6.88	02/09/14	680,000
2,211	Dynegy Holdings, Inc.	6.82	04/02/13	2,200,844
1,822	FirstLight Power Resources, Inc.	7.86	11/01/13	1,834,850
2,400	FirstLight Power Resources, Inc.	9.88	05/01/14	2,434,992
929	Infrastrux Group, Inc.	8.57	11/03/12	931,664
595	Longview Power, LLC	7.60 - 7.63	02/28/14	597,975
997	Mirant North America, LLC	7.07	01/03/13	999,023
1,256	NSG Holdings, LLC	6.86	06/15/14	1,256,671
8,077	Thermal North America, Inc.	8.07 - 8.11	10/24/08	8,086,721
1,738	TPF Generation Holdings, LLC	7.35 - 7.36	12/15/13	1,747,481
1,333	TPF Generation Holdings, LLC	9.61	12/15/14	1,356,427
				24,801,409
	Waste Management (0.4%)
557	Energy Solutions - Duratek	7.66	06/07/13	560,016
59	EnergySolutions, LLC	7.57	06/07/11	59,012
176	EnergySolutions, LLC	7.57	05/28/13	177,036
1,162	EnergySolutions, LLC	7.66	06/07/13	1,168,248
2,814	LVI Services, Inc.	10.36	11/16/11	2,805,505
333	Synagro Technologies, Inc.	10.11	09/30/14	336,873
				5,106,690
	Wireless Telecommunications (0.7%)
8,232	Centennial Cellular Operating Co.	7.36	02/09/11	8,282,264
990	Cricket Communications, Inc.	7.36	06/16/13	993,960
				9,276,224
	TOTAL VARIABLE RATE SENIOR LOAN INTERESTS (Cost $1,229,232,212)			1,223,005,362

	SENIOR NOTES (0.7%)
	Construction Materials (0.1%)
1,500	CPG International, Inc.	12.12	07/01/12	1,545,000

	Household/Personal Care (0.2%)
3,000	DEL Laboratories, Inc.	10.36	11/01/11	3,090,000

	Paper and Forest Products (0.2%)
2,000	Boise Cascade, LLC	8.23	10/15/12	2,010,000

	Pulp & Paper (0.1%)
1,333	Verso Paper Holdings - 144A*	9.11	08/01/14	1,366,325

	Telecommunications (0.1%)
5,824	KMC Telecom, Inc. (Acquired between 07/25/03 and 09/15/06, Cost $4,815,707) (b) (c) (g) (h)	7.38	06/30/11	46,009
2,552	KMC Telecom, Inc. (Acquired between 07/25/03 and 09/15/06, Cost $2,113,827) (b) (c) (g) (h)	7.63	06/30/11	20,163
1,000	Qwest Corp.	8.61	06/15/13	1,090,000
				1,156,172
	TOTAL SENIOR NOTES (Cost $15,765,503)			9,167,497

NUMBER OF
SHARES
	COMMON STOCKS (0.2%)
	Automotive Aftermarket (0.0%)
6,793	Safelite Realty Corp. (Acquired 09/29/00, Cost $3,958) (b) (e) (h)	0

	Casino/Gaming (0.0%)
7,216	Aladdin Gaming Holdings, LLC (0.72% Ownership Interest, Acquired 09/01/04,
	Cost $4,330) (b) (e) (h)	2,727

	Consumer Sundries (0.2%)
52,654	World Kitchen, Inc. (Acquired 01/31/03, Cost $138,363) (b) (e) (h)	1,687,561

	Containers/Packaging (0.0%)
69	Nexpak Holdings, LLC (Acquired 01/01/05, Cost $6,411,773) (b) (e) (h)	0

	Environmental Services (0.0%)
19,446	Environmental Systems Products Holdings, Inc. (b) (e)	0

	Telecommunications (0.0%)
11,689,637	KMC Telecom, Inc. (Acquired 07/25/03, Cost $0) (b) (e) (h)	0

	Textiles (0.0%)
61,460	London Fog (b) (e)	0

	TOTAL COMMON STOCKS
	(Cost $7,112,457)	1,690,288

NUMBER OF			EXPIRATION
WARRANTS			DATE
	WARRANTS (b) (e) (h) (0.0%)
	Internet Software/Services (0.0%)
98,655	Mobile Pro Corp. (Acquired 11/12/04) (Cost $0)		11/15/09	0

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	SHORT-TERM INVESTMENT (0.6%)
	REPURCHASE AGREEMENT
$7,688	The Bank of New York (dated 06/29/07; proceeds $7,690,873) (j) (Cost $7,687,510)	5.25%	07/02/07	7,687,510

	TOTAL INVESTMENTS (Cost $1,259,797,682) (i) (k)		98.3%	$1,241,550,657
	OTHER ASSETS IN EXCESS OF LIABILITIES		1.7	21,633,075
	NET ASSETS		100.0%	$1,263,183,732

*	Resale is restricted to qualified institutional investors.
(a)	Interest rates shown are those in effect at June 30, 2007.
(b)

Securities with total market value equal to $4,233,047 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees.

(c)	Non-income producing security; loan or note in default.
(d)	Payment-in-kind security.
(e)	Non-income producing securities.
(f)	Issuer is restructuring loan.
(g)	Issuer is liquidating loan.
(h)	Resale is restricted. No transaction activity during the year.
(i)	Securities have been designated as collateral in an amount equal to $39,126,821 in connection with unfunded loan commitments.
(j)	Collateralized by Federal National Mortgage Assoc. 5.50% due 08/01/36 valued at $7,841,260.
(k)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $6,409,292 and the aggregate gross unrealized depreciation is $24,656,317, resulting in net unrealized depreciation of $18,247,025.

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Prime Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 09, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 09, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 09, 2007